Lease liability - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	$ 20,356
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	4,296
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	13,194
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	$ 2,866